CONVERTIBLE NOTES AND WARRANTS - Interest Expense (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Accrued interest					$ 743,840	$ 47,041
Total number of notes holders | item			5
Number of notes holders who received consideration | item			2
Number of remaining noteholders | item			3
Interest expense	$ 0	$ 0	$ 187,000	$ 334,000
2020 Notes
Debt Instrument [Line Items]
Other expense					697,000
Accrued interest	$ 1,146,000		$ 1,146,000		744,000	47,000	$ 0
Interest expense					$ 202,000	$ 47,000	$ 0